Trade Receivables and Other Receivables (Details) - Schedule of other receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables [Abstract]
Government authorities	$ 400	$ 332
Prepaid expenses	696	221
Others	30	17
Total	$ 1,126	$ 570